Net Income Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share	The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	52,859,911	53,859,537	54,118,764
Effect of dilutive share options outstanding	423,674	473,924	671,899
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	53,283,585	54,333,461	54,790,663

Reconciliation of Net Income Attributable to the Group Per the Statement of Operating Income and Net Income Used For Net Income Per Ordinary Share	The reconciliation between net income attributable to the Group per the Statement of Operating Income and the net income used to calculate net income per ordinary share attributable to the Group is as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Net income attributable to the Group	$332,331	373,986	$322,656
Noncontrolling interest adjustment to redemption amount	(4,522)	(5,048)	—
Net income attributable to the Group (including NCI redemption adjustment)	327,809	368,938	322,656

	December 31, 2020	December 31, 2019	December 31, 2018
Net income per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic	$6.20	$6.85	$5.96
Diluted	$6.15	$6.79	$5.89